Trade and Other Receivables	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Trade and Other Receivables
6.	TRADE AND OTHER RECEIVABLES
The Company’s trade and other receivables were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Trade receivables [a]	$484.5	$491.1
Allowance for doubtful accounts	(11.3)	(6.5)
	473.2	484.6
Sales tax and other government receivables	117.8	137.6
Other	16.2	11.3
Total trade and other receivables	$607.2	$633.5
[a]
As at January 31, 2026, outstanding financing totalling $2,564.9 million ($3,000.3 million as at January 31, 2025) had been sold under dealer and distributor financing agreements with financing service providers (Note 31 a)).